Consolidated Statements of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating activities:
Net cash generated from operating activities before income tax paid	$ 18,246	$ 11,937	$ 11,957
Income tax paid	(983)	(1,730)	(2,115)
Net cash generated from continuing operating activities	17,263	10,207	9,842
Net cash generated from discontinued operating activities	611	6,690	6,705
Net cash generated from operating activities	17,874	16,897	16,547
Investing activities:
Increase of interest in associates and joint ventures	(560)	(403)	(1,206)
Decrease of interest in associates and joint ventures	470	513	0
Acquisition of subsidiaries, net of funds acquire		(241)	(107)
Capital contributions to associates and joint ventures	(22)
Acquisitions, improvements and advance payments for the development of investment properties	(7,229)	(5,641)	(6,032)
Proceeds from sales of investment properties	2,136	1,187	645
Acquisitions and improvements of property, plant and equipment	(5,711)	(4,622)	(5,249)
Advance payments	(6)	(36)	(14)
Acquisition of intangible assets	(2,814)	(1,167)	(838)
Proceeds from sales of property, plant and equipment	22	36	18
Net decrease / (increase) of restricted assets, net	1,336	(5,056)	(808)
Dividends collected from associates and joint ventures	1,089	517
Proceeds from sales of interest held in associates and joint ventures	5,861	67
Proceeds from loans granted	168	1,128	2
Acquisition of investment in financial assets	(36,949)	(48,326)	(13,535)
Proceeds from disposal of investments in financial assets	49,915	45,276	14,949
Dividends received	90	492	578
Payments for acquisition of other assets		(208)
Loans granted to related parties	(4)	(745)	(28)
Loans granted	(91)	(196)
Proceeds from sales of farmlands	144	210	447
Advanced proceeds from sales of farmlands		146
Proceeds from liquidation of associate		20
Net cash generated from / (used in) continuing investing activities	7,845	(17,049)	(11,178)
Net cash (used in) / generated from discontinued investing activities	(462)	(5,028)	6,544
Net cash generated from / (used in) investing activities	7,383	(22,077)	(4,634)
Financing activities:
Loans collection and issuance of non-convertible notes	53,038	40,314	64,348
Payment of borrowings and non-convertible notes	(44,029)	(36,409)	(42,074)
Obtaining / (Payment) of short term loans, net	1,573	1,162	(2,193)
Interest paid	(15,918)	(11,285)	(12,103)
Repurchase of own shares	(859)	(1,248)
Repurchase of non-convertible notes	(5,801)	(930)	(1,192)
Capital contributions from non-controlling interest in subsidiaries	1,932	2,232	433
Acquisition of non-controlling interest in subsidiaries	(5,038)	(1,143)	(667)
Issuance of capital in subsidiaries		(62)	135
Proceeds from sales of non-controlling interest in subsidiaries	9	4,851	5,791
Loans received from associates and joint ventures, net		100
Dividends paid	(466)	(1,655)	(4,542)
Dividends paid to subsidiaries non-controlling interest	(2,092)	(2,092)
Proceeds from derivative financial instruments, net	(508)	(3)	318
Payment from derivative financial instruments		(103)	(278)
Charge for issue of shares and other equity instrument in subsidiaries		28	1,748
Payment of seller financing	(3)	(157)
Net cash (used in) /generated from continuing financing activities	(18,162)	(6,400)	9,724
Net cash generated from / (used in) discontinued financing activities	156	3,595	(5,480)
Net cash (used in) / generated from financing activities	(18,006)	(2,805)	4,244
Net (decrease) / increase in cash and cash equivalents from continuing activities	6,946	(13,242)	8,388
Net increase in cash and cash equivalents from discontinued activities	305	5,257	7,769
Net increase / (decrease) in cash and cash equivalents	7,251	(7,985)	16,157
Cash and cash equivalents at beginning of the year	60,129	51,085	33,702
Cash and cash equivalents reclassified as held-for-sale	(169)	(599)	(340)
Foreign exchange (loss) / gain and inflation adjustment on cash and changes in fair value of cash equivalents	(4,727)	17,628	1,566
Cash and cash equivalents at the end of the year	$ 62,484	$ 60,129	$ 51,085